May 2, 2007	Carlo N. Forcione
(617) 951-7045
carlo.forcione@ropesgray.com

ELECTRONIC SUBMISSION—VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Registration Statement on Form N-14 of Putnam U.S. Government Income Trust
(Registration Nos. 002-87634 and 811-03987)

Ladies and Gentlemen:

On behalf of Putnam U.S. Government Income Trust (“U.S. Government Income Trust”), an open-end registered investment company, we are filing under the Securities Act of 1933, as amended, a Registration Statement on Form N-14 (the “Registration Statement”), with exhibits. The Registration Statement relates to the proposed merger of Putnam Limited Duration Government Income Fund (“Limited Duration Government Income Fund”), an open-end registered investment company, into U.S. Government Income Trust.

The Prospectus/Proxy Statement that constitutes Part A of the Registration Statement will be used in connection with a meeting of shareholders of Limited Duration Government Income Fund at which the shareholders will be asked to vote on the proposed merger of Limited Duration Government Income Fund into U.S. Government Income Trust. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting, currently scheduled to take place on November 1, 2007.

No registration fee is being paid at the time of filing because U.S. Government Income Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

The Registration Statement is proposed to become effective on June 1, 2007 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please direct any comments or questions on the enclosed materials to the undersigned at (617) 951-7045.

Securities and Exchange Commission	- 2 -	May 2, 2007

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione

Cc:	Karen R. Kay, Esquire, Putnam Investments
Philip W. Romohr, Esquire, Ropes & Gray LLP